Consolidated balance sheet (Parenthetical) - shares shares in Millions	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common shares issued (in shares)	1,018	981
Common shares outstanding (in shares)	1,018	981